Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2022 COP ($)
Discount rate | Pension
Disclosure of defined benefit plans
-50 basis points	$ 12,000,383
+50 basis points	10,969,190
Discount rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,076,007
+50 basis points	1,027,361
Discount rate | Education
Disclosure of defined benefit plans
-50 basis points	396,973
+50 basis points	372,713
Discount rate | Other
Disclosure of defined benefit plans
-50 basis points	900,711
+50 basis points	872,696
Discount rate | Health
Disclosure of defined benefit plans
-50 basis points	8,472,198
+50 basis points	7,538,544
Inflation rate | Pension
Disclosure of defined benefit plans
-50 basis points	10,974,674
+50 basis points	12,057,329
Inflation rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,023,440
+50 basis points	1,079,923
Inflation rate | Other
Disclosure of defined benefit plans
-50 basis points	782,593
+50 basis points	803,403
Salary growth rate | Other
Disclosure of defined benefit plans
-50 basis points	90,552
+50 basis points	96,723
Cost trend | Education
Disclosure of defined benefit plans
-50 basis points	372,035
+50 basis points	397,599
Cost trend | Health
Disclosure of defined benefit plans
-50 basis points	7,535,085
+50 basis points	$ 8,478,117